Schedule of Reconciliation of the Beginning and Ending Balances of Convertible Debentures (Details) (Parenthetical) - USD ($)			1 Months Ended	12 Months Ended
	Dec. 31, 2025	Apr. 19, 2024	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
ConvertibleDebenturesLineItem [Line Items]
Conversion feature and warrant value	$ 10,700,000	$ 4,900,000	$ 10,700,000
Warrant [Member]
ConvertibleDebenturesLineItem [Line Items]
Conversion feature and warrant value				$ 3,047,140	$ 3,189,575
Derivative liability for warrants issued	$ 7,708,258		$ 7,708,258	$ 7,708,258	$ 824,427